Cover	Apr. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2023
Entity File Number	333-161052
Entity Registrant Name	FUEL DOCTOR HOLDINGS, INC.
Entity Central Index Key	0001459188
Entity Tax Identification Number	20-2274999
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 Raul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6226431
City Area Code	(917)
Local Phone Number	396-0905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false